CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)		9 Months Ended		12 Months Ended
		Oct. 02, 2021	Oct. 03, 2020	Dec. 31, 2020	Dec. 31, 2019
Costs and expenses:
Total costs and expenses				$ 975
Other income (expense):
Net loss				$ 975
Earnings per unit:
Basic income (loss) per share				$ 0.00
Weighted Average Number of Shares Outstanding, Basic	[1]			2,500,000
BCP QUALTEK HOLDCO, LLC
Revenue		$ 465,184,000	$ 524,080,000	$ 656,524,000	$ 599,268,000
Costs and expenses:
Cost of revenues		372,496,000	462,760,000
General and administrative		37,962,000	35,660,000	47,049,000	42,665,000
Transaction expenses		2,875,000	567,000	988,000	4,257,000
Change in fair value of contingent consideration		(4,544,000)		7,081,000	6,149,000
Impairment of long-lived assets					840,000
Depreciation and amortization		39,136,000	34,761,000	46,475,000	40,103,000
Total costs and expenses		447,925,000	533,748,000
Loss from operations		17,259,000	(9,668,000)	(57,292,000)	(28,281,000)
Other income (expense):
Gain on sale/ disposal of property and equipment		514,000	576,000	729,000	130,000
Interest expense		(35,778,000)	(28,824,000)	(37,659,000)	(33,380,000)
Loss on extinguishment of convertible notes		(2,436,000)
Total other expense		(37,700,000)	(28,248,000)	(36,930,000)	(33,251,000)
Loss from continuing operations		(20,441,000)	(37,916,000)	94,222,000	61,532,000
Loss from discontinued operations		(8,114,000)	(1,708,000)	3,865,000	6,262,000
Net loss		28,555,000	39,624,000	98,087,000	67,794,000
Other comprehensive income (loss):
Foreign currency translation adjustments		75,000	(244,000)	239,000	685,000
Comprehensive loss		$ (28,480,000)	$ (39,868,000)	$ (97,848,000)	$ (67,109,000)
Earnings per unit:
Basic net loss per unit from continuing operations		$ (10.21)	$ (20.15)
Diluted net loss per unit from continuing operations		(10.21)	(20.15)
Basic net loss per unit from discontinued operations		(3.75)	(0.85)
Diluted net loss per unit from discontinued operations		(3.75)	(0.85)
Basic income (loss) per share		$ (13.96)	$ (21.00)	$ (48.61)	$ (31.74)
Weighted Average Number of Shares Outstanding, Basic		2,161,951	2,005,824	2,005,824	1,962,115
Diluted weighted average common units outstanding		2,161,951	2,005,824

[1]	Includes up to 375,000 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5). On February 9, 2021, the Company effected a dividend of 0.50 share for each share of common stock outstanding resulting in there being an aggregate of 4,312,500 shares of common stock outstanding, and on February 24, 2021, the Company rescinded and cancelled the dividend, resulting in there being an aggregate of 2,875,000 shares of common stock outstanding (see Notes 5 and 8).